Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 06, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectus and the Prospectus,

each dated March 7, 2024

Effective immediately, the Fund will at times opportunistically sell a credit put spread (described below) instead of selling a put option (i.e., the standard strategy) when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return.

As a result of this opportunistic strategy, rather than capping the Fund’s potential gains when the value of an Underlying Security’s shares decreases (as would occur with the standard strategy), the Fund may experience greater downside participation.

The opportunistic strategy for the Fund is described as follows:

Opportunistic Strategy – Credit Put Spreads

The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

Fund Monthly Distributions. In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the opportunistic strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

Fund Portfolio

The Fund’s principal holdings related to the opportunistic strategy are described below:

Principal Holdings
Portfolio Holdings (All options are based on the value of the Fund’s Underlying Security)	Investment Terms	Expected Target Maturity
Sold (short) put option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased put option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Opportunistic Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

1-month or less expiration dates

YieldMaxTM Short N100 Option Income Strategy ETF | YieldMaxTM Short N100 Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YQQQ